Notes to the cash flow statements - Assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Assets:
Cash and balances with central banks	$ 71,353	$ 30,129
Trading securities and other financial assets measured at FVIS	21,101	40,667
Loans	709,784	693,059
Other financial assets	6,394	5,474
Property and equipment	2,853	3,910
Deferred tax assets	2,437	3,064	$ 2,048
Intangible assets	10,109	11,497
Other assets	567	808
Total assets	935,877	911,946
Liabilities:
Other financial liabilities	50,309	40,925
Provisions	3,571	5,287
Other liabilities	3,679	5,359
Total liabilities	863,785	843,872
Total equity attributable to owners of WBC	72,035	68,023
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks	50		3
Trading securities and other financial assets measured at FVIS	409		3
Loans	369
Other financial assets	688		3
Property and equipment	29
Deferred tax assets	4
Intangible assets	243
Other assets	226
Total assets	2,018		9
Liabilities:
Other financial liabilities	110
Provisions	9
Other liabilities	720
Total liabilities	839
Total equity attributable to owners of WBC	1,179		9
Parent Entity
Assets:
Cash and balances with central banks	62,754	25,436
Trading securities and other financial assets measured at FVIS	18,779	38,030
Loans	618,413	607,824
Other financial assets	5,486	4,745
Property and equipment	2,386	3,447
Deferred tax assets	2,093	2,497	$ 1,925
Intangible assets	8,530	9,630
Other assets	499	421
Total assets	1,002,689	992,802
Liabilities:
Other financial liabilities	47,263	40,156
Provisions	3,254	4,983
Other liabilities	2,990	3,770
Total liabilities	939,890	933,054
Total equity attributable to owners of WBC	$ 62,799	$ 59,748